Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income Per Share
Schedule of computation of basic and diluted net income per share

	For the year ended December 31,
	2010	2011	2012
Numerator (RMB in thousands):
Net income attributable to NetEase, Inc.’s shareholders for basic/dilutive net income per share calculation	2,235,772	3,234,264	3,637,452

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,246,426	3,265,550	3,282,663
Dilutive effect of employee stock options and restricted share units	15,460	11,154	5,667
Weighted average number of ordinary shares outstanding, diluted	3,261,886	3,276,704	3,288,330
Net income per share, basic (RMB)	0.69	0.99	1.11
Net income per share, diluted (RMB)	0.69	0.99	1.11